LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.84%
Aerospace & Defense–1.30%
General Electric Co.	11,119	$2,096,821
Lockheed Martin Corp.	2,931	1,713,345
RTX Corp.	21,256	2,575,377
		6,385,543
Automobiles–0.85%
Ford Motor Co.	76,192	804,587
General Motors Co.	28,384	1,272,739
†Tesla, Inc.	8,057	2,107,953
		4,185,279
Banks–4.06%
Bank of America Corp.	119,282	4,733,110
First Citizens BancShares, Inc. Class A	265	487,852
JPMorgan Chase & Co.	42,737	9,011,524
Popular, Inc.	9,463	948,855
U.S. Bancorp	76,269	3,487,781
Wells Fargo & Co.	21,345	1,205,779
		19,874,901
Beverages–1.23%
†Boston Beer Co., Inc. Class A	1,420	410,579
Coca-Cola Co.	30,661	2,203,300
Molson Coors Beverage Co. Class B	22,795	1,311,168
PepsiCo, Inc.	12,228	2,079,371
		6,004,418
Biotechnology–2.33%
AbbVie, Inc.	31,600	6,240,368
†Exelixis, Inc.	45,517	1,181,166
†Neurocrine Biosciences, Inc.	9,301	1,071,661
†Regeneron Pharmaceuticals, Inc.	1,252	1,316,153
†United Therapeutics Corp.	4,465	1,600,033
		11,409,381
Broadline Retail–3.53%
†Amazon.com, Inc.	85,892	16,004,256
eBay, Inc.	19,711	1,283,383
		17,287,639
Building Products–0.78%
†Builders FirstSource, Inc.	5,469	1,060,220
Carlisle Cos., Inc.	3,093	1,391,077
Owens Corning	7,662	1,352,496
		3,803,793
Capital Markets–1.87%
Affiliated Managers Group, Inc.	4,061	722,046
Bank of New York Mellon Corp.	26,018	1,869,653
CME Group, Inc.	5,586	1,232,551
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Evercore, Inc. Class A	5,373	$1,361,196
Intercontinental Exchange, Inc.	16,536	2,656,343
Virtu Financial, Inc. Class A	42,587	1,297,200
		9,138,989
Chemicals–1.83%
Ecolab, Inc.	9,238	2,358,739
Linde PLC	4,503	2,147,301
PPG Industries, Inc.	9,079	1,202,604
Scotts Miracle-Gro Co.	17,372	1,506,152
Sherwin-Williams Co.	4,564	1,741,942
		8,956,738
Commercial Services & Supplies–0.73%
†=GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	17,117	3,553,489
		3,553,489
Communications Equipment–0.95%
†Arista Networks, Inc.	12,074	4,634,243
		4,634,243
Construction & Engineering–0.31%
EMCOR Group, Inc.	3,541	1,524,507
		1,524,507
Construction Materials–0.41%
Vulcan Materials Co.	8,000	2,003,440
		2,003,440
Consumer Finance–0.47%
SLM Corp.	56,687	1,296,432
Synchrony Financial	20,500	1,022,540
		2,318,972
Consumer Staples Distribution & Retail–2.70%
Costco Wholesale Corp.	2,567	2,275,697
Kroger Co.	25,230	1,445,679
Target Corp.	3,824	596,008
Walmart, Inc.	110,473	8,920,695
		13,238,079
Containers & Packaging–0.37%
Crown Holdings, Inc.	19,091	1,830,445
		1,830,445
Diversified Consumer Services–0.14%
H&R Block, Inc.	10,809	686,912
		686,912
Diversified Telecommunication Services–0.46%
AT&T, Inc.	68,421	1,505,262
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	16,278	$731,045
		2,236,307
Electric Utilities–0.32%
NextEra Energy, Inc.	8,600	726,958
NRG Energy, Inc.	9,078	827,006
		1,553,964
Electrical Equipment–2.07%
Acuity Brands, Inc.	6,246	1,720,086
Eaton Corp. PLC	15,395	5,102,519
Emerson Electric Co.	21,677	2,370,813
Vertiv Holdings Co. Class A	9,293	924,561
		10,117,979
Electronic Equipment, Instruments & Components–0.34%
Crane NXT Co.	7,569	424,621
TD SYNNEX Corp.	10,389	1,247,511
		1,672,132
Energy Equipment & Services–0.17%
Weatherford International PLC	10,089	856,758
		856,758
Entertainment–1.68%
Electronic Arts, Inc.	8,673	1,244,055
†Netflix, Inc.	6,775	4,805,304
Walt Disney Co.	22,523	2,166,488
		8,215,847
Financial Services–4.95%
†Berkshire Hathaway, Inc. Class A	5,904	10,315,292
Fidelity National Information Services, Inc.	13,422	1,124,093
Mastercard, Inc. Class A	2,779	1,372,270
MGIC Investment Corp.	56,768	1,453,261
†PayPal Holdings, Inc.	20,522	1,601,332
Visa, Inc. Class A	25,870	7,112,956
Western Union Co.	104,073	1,241,591
		24,220,795
Food Products–1.17%
Bunge Global SA	12,014	1,161,033
Ingredion, Inc.	9,843	1,352,723
Mondelez International, Inc. Class A	15,240	1,122,731
Nestle SA ADR	9,216	927,775
WK Kellogg Co.	69,136	1,182,917
		5,747,179
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.24%
UGI Corp.	47,365	$1,185,072
		1,185,072
Ground Transportation–1.01%
Canadian Pacific Kansas City Ltd.	15,940	1,363,508
CSX Corp.	20,500	707,865
Ryder System, Inc.	11,354	1,655,413
Union Pacific Corp.	4,883	1,203,562
		4,930,348
Health Care Equipment & Supplies–1.03%
†Boston Scientific Corp.	7,766	650,791
†IDEXX Laboratories, Inc.	2,522	1,274,165
Stryker Corp.	8,671	3,132,485
		5,057,441
Health Care Providers & Services–1.84%
McKesson Corp.	3,172	1,568,300
†Tenet Healthcare Corp.	10,263	1,705,711
UnitedHealth Group, Inc.	9,777	5,716,416
		8,990,427
Health Care Technology–0.26%
†Doximity, Inc. Class A	29,588	1,289,149
		1,289,149
Hotels, Restaurants & Leisure–0.64%
Aramark	32,914	1,274,759
Booking Holdings, Inc.	445	1,874,394
		3,149,153
Household Durables–0.73%
PulteGroup, Inc.	11,853	1,701,261
Toll Brothers, Inc.	12,002	1,854,189
		3,555,450
Household Products–1.14%
Colgate-Palmolive Co.	14,291	1,483,548
Procter & Gamble Co.	23,654	4,096,873
		5,580,421
Independent Power and Renewable Electricity Producers–0.39%
Vistra Corp.	15,929	1,888,224
		1,888,224
Industrial Conglomerates–1.12%
3M Co.	11,001	1,503,837
Honeywell International, Inc.	19,306	3,990,743
		5,494,580
Industrial REITs–0.21%
First Industrial Realty Trust, Inc.	18,611	1,041,844
		1,041,844
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–2.01%
Assured Guaranty Ltd.	9,462	$752,418
Axis Capital Holdings Ltd.	7,805	621,356
Loews Corp.	10,800	853,740
Old Republic International Corp.	47,306	1,675,578
Progressive Corp.	7,883	2,000,390
Travelers Cos., Inc.	16,714	3,913,082
		9,816,564
Interactive Media & Services–5.94%
Alphabet, Inc. Class A	54,398	9,021,908
Alphabet, Inc. Class C	46,216	7,726,853
Meta Platforms, Inc. Class A	21,558	12,340,662
		29,089,423
IT Services–0.22%
†Twilio, Inc. Class A	16,318	1,064,260
		1,064,260
Life Sciences Tools & Services–1.50%
†ICON PLC	5,233	1,503,493
†Medpace Holdings, Inc.	3,943	1,316,174
†Mettler-Toledo International, Inc.	723	1,084,283
Thermo Fisher Scientific, Inc.	5,549	3,432,445
		7,336,395
Machinery–0.31%
Allison Transmission Holdings, Inc.	15,695	1,507,819
		1,507,819
Media–0.71%
Comcast Corp. Class A	82,966	3,465,490
		3,465,490
Metals & Mining–0.49%
Southern Copper Corp.	8,722	1,008,874
Steel Dynamics, Inc.	11,038	1,391,671
		2,400,545
Multi-Utilities–0.49%
Sempra	28,731	2,402,773
		2,402,773
Oil, Gas & Consumable Fuels–2.69%
Chevron Corp.	17,847	2,628,328
ConocoPhillips	9,951	1,047,641
EQT Corp.	32,353	1,185,414
Exxon Mobil Corp.	38,669	4,532,780
Kinder Morgan, Inc.	71,142	1,571,527
Marathon Petroleum Corp.	4,416	719,410
Valero Energy Corp.	11,164	1,507,475
		13,192,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.26%
Louisiana-Pacific Corp.	11,847	$1,273,079
		1,273,079
Passenger Airlines–0.28%
Delta Air Lines, Inc.	26,541	1,348,017
		1,348,017
Pharmaceuticals–4.15%
Bristol-Myers Squibb Co.	32,819	1,698,055
Eli Lilly & Co.	9,524	8,437,693
Johnson & Johnson	31,487	5,102,783
Merck & Co., Inc.	44,658	5,071,362
		20,309,893
Professional Services–1.19%
Automatic Data Processing, Inc.	14,036	3,884,182
Leidos Holdings, Inc.	8,774	1,430,162
†Parsons Corp.	4,738	491,236
		5,805,580
Retail REITs–0.60%
Brixmor Property Group, Inc.	39,246	1,093,393
Simon Property Group, Inc.	10,787	1,823,219
		2,916,612
Semiconductors & Semiconductor Equipment–8.34%
Applied Materials, Inc.	9,474	1,914,222
ASML Holding NV	3,558	2,964,703
Broadcom, Inc.	31,482	5,430,645
†Cirrus Logic, Inc.	9,552	1,186,454
Lam Research Corp.	2,112	1,723,561
Marvell Technology, Inc.	20,643	1,488,773
NVIDIA Corp.	196,148	23,820,213
QUALCOMM, Inc.	13,404	2,279,350
		40,807,921
Software–11.31%
†Adobe, Inc.	10,761	5,571,830
†AppLovin Corp. Class A	15,849	2,069,087
†DocuSign, Inc.	16,074	998,035
†Dropbox, Inc. Class A	47,306	1,202,992
†Fair Isaac Corp.	983	1,910,480
Gen Digital, Inc.	39,991	1,096,953
†Manhattan Associates, Inc.	4,868	1,369,758
Microsoft Corp.	76,304	32,833,611
Oracle Corp.	24,948	4,251,139
Pegasystems, Inc.	19,133	1,398,431
†RingCentral, Inc. Class A	35,998	1,138,617
†Synopsys, Inc.	3,041	1,539,932
		55,380,865
Specialized REITs–0.81%
American Tower Corp.	12,404	2,884,674
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	22,124	$1,066,377
		3,951,051
Specialty Retail–2.35%
Dick's Sporting Goods, Inc.	6,282	1,311,053
Gap, Inc.	62,249	1,372,591
Home Depot, Inc.	2,839	1,150,363
TJX Cos., Inc.	57,554	6,764,897
†Ulta Beauty, Inc.	2,366	920,658
		11,519,562
Technology Hardware, Storage & Peripherals–5.98%
Apple, Inc.	125,690	29,285,770
		29,285,770
Textiles, Apparel & Luxury Goods–0.19%
PVH Corp.	9,462	954,053
		954,053
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.11%
Altria Group, Inc.	10,250	$523,160
		523,160
Wireless Telecommunication Services–0.28%
T-Mobile U.S., Inc.	6,760	1,394,994
		1,394,994
Total Common Stock (Cost $280,253,479)		459,366,239

MONEY MARKET FUND–5.95%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	29,124,750	29,124,750
Total Money Market Fund (Cost $29,124,750)		29,124,750

TOTAL INVESTMENTS–99.79% (Cost $309,378,229)	488,490,989
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,004,210
NET ASSETS APPLICABLE TO 27,853,348 SHARES OUTSTANDING–100.00%	$489,495,199

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
7	E-mini Russell 2000 Index	$787,220	$757,561	12/20/24	$29,659	$—
74	E-mini S&P 500 Index	21,512,725	20,840,321	12/20/24	672,404	—
4	E-mini S&P MidCap 400 Index	1,259,440	1,199,110	12/20/24	60,330	—
Total Futures Contracts					$762,393	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4